PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 0.7	$ 0.7